Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of effect of share-based compensation on profit or loss

	2022	2021	2020
Research and development	1,047,398	467,812	354,934
General and administration	2,634,675	710,532	821,479
Total share-based compensation	3,682,073	1,178,344	1,176,413

	2022	2021	2020
Equity sharing certificate plan	44,244	4,476	14,644
Share purchase plan	—	23,498	49,813
Share option plans	3,637,829	1,150,370	1,111,956
Total share-based compensation	3,682,073	1,178,344	1,176,413

Schedule of changes in granting conditions

The table below describes the changes in granting conditions of the equity sharing certificates and the employee share option plans in 2022:

		Number of	Number of	Number of
		Equity incentive	Equity incentive	Equity incentive	Number of equity
	Number of Equity	units repriced to	units repriced to	units repriced to	incentive units
	incentive	CHF 1.00 on	CHF 0.19 on	CHF 0.13 on	exercised under
	units	January 4, 2022	August 2, 2022	October 5, 2022	the DSPPP
Equity Sharing Certificate as of December 31 2021	198,750	108,000	198,750	198,750	198,750
Employee share options as of December 31 2021	8,615,885	8,186,045	8,383,306	8,320,836	8,154,651
Employee share options granted in 2022 at a strike price above CHF 0.13	4,011,325	—	3,852,657	3,852,657	3,750,258
Employee share options granted in 2022 at a strike price of CHF 0.13	5,425,753	—	—	—	5,335,224
Total		8,294,045	12,434,713	12,372,243	17,438,883

Schedule of movements in number of subscription rights outstanding

	Average		Average		Average
	subscription		subscription		subscription
	prices / floor		prices / floor		prices / floor
	prices (CHF)	2022	prices (CHF)	2021	prices (CHF)	2020
At January 1	1.54	198,750	1.54	198,750	1.54	198,750
Exercised under the DSPPP	0.13	(198,750)	—	—	—	—
At December 31	—	—	1.54	198,750	1.54	198,750

Schedule of outstanding subscription rights

At December 31, 2021	Subscription prices / floor prices (CHF)
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

Employee share option plans (ESOP)
Share-based compensation
Schedule of share options granted

During 2022, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2022.

				Number of share	Number of share
				options repriced	options repriced	Number of share
	Strike price at	Expiry date at	Number of share	to CHF 0.19 on	to CHF 0.13 on	exercised under the
	grant date	grant date	options granted	August 2 2022	October 5 2022	DSPPP
April 12, 2022	1.00	April. 11, 2032	3,840,657	3,840,657	3,840,657	3,738,258
April 12, 2022	1.00	Dec. 31, 2031	6,000	6,000	6,000	6,000
April 12, 2022	1.04	Dec. 31, 2031	49,713	—	—	—
May 2, 2022	1.00	May 1, 2032	6,000	6,000	6,000	6,000
October 5, 2022	0.13	Oct. 4, 2032	5,423,076	—	—	5,332,547
October 6, 2022	0.13	Oct. 5, 2032	2,677	—	—	2,677
December 29, 2022	0.20	June 30,2032	108,955	—	—	—
Total 2022			9,437,078	3,852,657	3,852,657	9,085,482

During 2021, the Group granted the following options with vesting over 4 years and a 10-year exercise period as described in the table below. Grant conditions relating to the strike price and grant conditions have been amended during the year ended December 31, 2022.

				Number of	Number of	Number of
				share options	share options	share options	Number of
			Number of	repriced to	repriced to	repriced to	options
	Strike price at	Expiry date at	share options	CHF 1.00 on	CHF 0.19 on	CHF 0.13 on	exercised under
	grant date	grant date	granted	Jan. 4 , 2022	Aug. 2, 2022	Oct. 5, 2022	the DSPPP
April 1, 2021	1.99	Dec. 31, 2030	27,492	—	—	—	—
May 17, 2021	1.45	May 16, 2031	1,791,000	1,786,000	1,756,000	1,756,000	1,716,000
July 1, 2021	1.60	June 30, 2031	44,408	30,000	30,000	30,000	30,000
October 1, 2021	1.45	Sept. 30, 2031	6,000	6,000	6,000	6,000	6,000
Total 2021			1,868,900	1,822,000	1,792,000	1,792,000	1,752,000

Schedule of movements in number of options outstanding

	Average		Average		Average
	strike price		strike price		strike price
	(CHF)	2022	(CHF)	2021	(CHF)	2020
At January 1	2.01	8,615,885	2.16	6,768,460	2.38	5,540,600
Exercised under the DSPPP	0.13	(17,240,133)	—	—	—	—
Granted	0.49	9,437,078	1.46	1,868,900	1.16	1,227,860
Forfeited	1.00	(35,830)	1.93	(11,475)	—	—
Expired	—	—	2	(10,000)	—	—
At December 31	0.55	777,000	2.01	8,615,885	2.16	6,768,460

Schedule of outstanding share options

At December 31, 2022	Range of strike prices (CHF)
Expiry date	0.13	0.14 to 0.99	1.00 to 1.50	1.51 to 2.50	2.51 to 3.00	Total
2025	—	25,000	—	4,687	—	29,687
2027	56,655	11,385	—	7,241	—	75,281
2028	59,530	26,085	—	—	5,292	90,907
2029	—	—	72,013	38,487	—	110,500
2030	10,000	—	17,362	27,492	—	54,854
2031	40,000	—	59,480	14,408	—	113,888
2032	192,928	108,955	—	—	—	301,883
Total	359,113	171,425	148,855	92,315	5,292	777,000

At December 31, 2021	Range of strike prices (CHF)
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,606,820	—	—	1,899,081
2028	—	—	243,506	2,464,890	2,708,396
2029	184,883	68,487	—	—	253,370
2030	1,189,373	27,492	—	—	1,216,865
2031	1,792,727	44,408	—	—	1,837,135
Total	3,459,244	2,398,245	293,506	2,464,890	8,615,885

Schedule of inputs to option pricing model

	2022	2021	2020
Weighted average share price per share at the grant date	CHF 0.41	CHF 1.58	CHF 1.16
Weighted average strike price per share	CHF 0.49	CHF 1.46	CHF 1.16
Weighted average volatility	50.34%	47.07%	40.24%
Dividend yield	—	—	—
Weighted average annual risk-free rate	0.75%	0.44%	0.13%

Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Schedule of movements in number of options outstanding

	Average
	deferred strike
	price payment
	(CHF)	2022
At January 1	—	—
Granted - exercise of ESOP & ESC	0.13	17,438,883
At December 31	0.13	17,438,883